The Company - Additional Information (Detail) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Par value per share	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Common Stock [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	72,325,229	72,093,873	72,093,635	71,751,201